GOODWILL AND INTANGIBLE ASSETS, NET (Tables)	6 Months Ended
Jun. 30, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Changes in Goodwill
The changes in the carrying amount of the Company’s goodwill in the six months ended June 30, 2017 were as follows:

Balance as of January 1, 2017	$190,737

Goodwill Impairment charge	(27,337)

Balance as of June 30, 2017 (unaudited)	$163,400

Schedule of Other Intangible Assets
The following is a summary of the intangible assets as of the periods below:

	December 31, 2016	Amortization	Impairment	OCI	June 30, 2017
Intangible assets:
Acquired technology	30,674	-	-	98	30,772
Accumulated amortization	(14,490)	(2,539)	-	(43)	(17,072)
Impairment	(956)	-	(7,076)	-	(8,032)
Acquired technology, net	15,228	(2,539)	(7,076)	55	5,668

Customer relationships	31,898	-	-	31	31,929
Accumulated amortization	(13,905)	(4,129)	-	(15)	(18,049)
Impairment	(91)	-	(7,581)	-	(7,672)
Customer relationships, net	17,902	(4,129)	(7,581)	16	6,208

Tradename and other	18,224	-	-	141	18,365
Accumulated amortization	(4,079)	(1,443)	-	(22)	(5,544)
Impairment	(3,257)	-	(1,853)	-	(5,110)
Tradename and other, net	10,888	(1,443)	(1,853)	119	7,711

Intangible assets, net	44,018	(8,111)	(16,510)	190	19,587